Supplement dated January 26, 2022
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, if applicable, of the following fund (the Fund):
Fund	Prospectus and SAI Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Mid Cap Growth Fund	5/1/2021
Effective on or about May 1, 2022 (the Effective Date), the Fund's name will change to Columbia Variable Portfolio – Select Mid Cap Growth Fund. Accordingly, on the Effective Date, all references in the Prospectus and SAI to Columbia Variable Portfolio – Mid Cap Growth Fund are hereby deleted and replaced with Columbia Variable Portfolio – Select Mid Cap Growth Fund.  In addition, as of the Effective Date, the following changes described in this Supplement are hereby made to the Fund's Prospectus.
The information under the subsection “Principal Investment Strategies” in the “Summary of the Fund" section of the Prospectus is hereby revised to add the following disclosure to the fourth paragraph:
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The rest of the section remains the same.
The information under the subsection “Principal Risks” in the “Summary of the Fund” section of the Prospectus is hereby revised to add Focused Portfolio Risk to the lead-in paragraph and include the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
The information under the subsection “Principal Investment Strategies” in the “More Information About the Fund" section of the Prospectus is hereby revised to add the following disclosure to the fourth paragraph:
The Fund typically employs a focused portfolio investing style, which results in fewer holdings than a fund that seeks to achieve its investment objective by investing in a greater number of issuers.
The rest of the section remains the same.
The information under the subsection “Principal Risks” in the “More Information About the Fund” section of the Prospectus is hereby revised to add Focused Portfolio Risk to the lead-in paragraph and include the following:
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6651-2 A (1/22)